Stock-Based Compensation - Schedule of RSUs Activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of RSUs Activity [Abstract]
RSUs Outstanding, Unvested Balance	822	5,630
Weighted Average Grant Date Fair Value, Unvested Balance	$ 132.34	$ 113.09
RSUs Outstanding, Granted
Weighted Average Grant Date Fair Value, Granted
RSUs Outstanding, Vested	(338)	(1,800)
Weighted Average Grant Date Fair Value, Vested	$ 116.38	$ 120.36
RSUs Outstanding, Forfeited	(369)	(3,008)
Weighted Average Grant Date Fair Value, Forfeited	$ 109.99	$ 102.66
RSUs Outstanding, Unvested Balance	115	822
Weighted Average Grant Date Fair Value, Unvested Balance	$ 100.02	$ 132.34